                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Firelake Capital Management, LLC
Address: 575 High Street, Suite 330
         Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:  Martin L. Lagod
Title: Managing Director
Phone: 650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                     New York, NY           February 12, 2009
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        23
Form 13F Information Table Value Total:   $53,449
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE
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
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF           MARKET VALUE   SHARE /  SHARE PUT / INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER             CLASS    CUSIP      (X1000)   PRN AMOUNT / PRN  CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------- -------- --------- ------------ ---------- ----- ----- ---------- -------- --------- ------ ----
ADVANCED ANALOGIC TECH INC CMN     COM      00752J108        4,153  1,375,000 SH                              1,375,000
AMERICAN SUPERCONDUCTOR CORP CMN   COM      030111108        1,223     75,000 SH                                 75,000
APPLIED MICRO CIRCUITS CORP CMN    COM      03822W406          590    150,000 SH                                150,000
ARUBA NETWORKS, INC. CMN           COM      043176106        3,825  1,500,000 SH                              1,500,000
ATHEROS COMMUNICATIONS INC CMN     COM      04743P108        4,293    300,000 SH                                300,000
CYBERSOURCE CORP CMN               COM      23251J106        7,194    600,000 SH                                600,000
DATA DOMAIN INC CMN                COM      23767P109        7,332    390,000 SH                                390,000
ECHELON CORP CMN                   COM      27874N105        1,800    220,912 SH                                220,912
ENER1 INC CMN                      COM      29267A203        2,503    350,000 SH                                350,000
F5 NETWORKS INC CMN                COM      315616102        1,143     50,000 SH                                 50,000
LEADIS TECHNOLOGY, INC. CMN        COM      52171N103          693  2,100,000 SH                              2,100,000
MAXWELL TECHNOLOGIES INC. CMN      COM      577767106          854    168,500 SH                                168,500
MEMSIC INC CMN                     COM      586264103          553    335,000 SH                                335,000
MONOLITHIC POWER SYSTEMS, INC. CMN COM      609839105        3,531    280,000 SH                                280,000
NETLOGIC MICROSYSTEMS, INC. CMN    COM      64118B100        6,603    300,000 SH                                300,000
PHOENIX TECHNOLOGY LTD CMN         COM      719153108          298     85,000 SH                                 85,000
RENTECH INC CMN                    COM      760112102          340    500,000 SH                                500,000
SATCON TECHNOLOGY CORP CMN         COM      803893106        1,473    950,000 SH                                950,000
SYNTHESIS ENERGY SYSTEMS INC. CMN  COM      871628103          408    600,000 SH                                600,000
3PAR INC. CMN                      COM      88580F109          954    125,000 SH                                125,000
UNIVERSAL DISPLAY CORP CMN         COM      91347P105        1,606    170,000 SH                                170,000
VIRAGE LOGIC CORP CMN              COM      92763R104        1,944    650,000 SH                                650,000
ZBB ENERGY CORPORATION CMN         COM      98876R204          136    101,000 SH                                101,000